UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

Pinnacle Focused Opportunities ETF Tailored Shareholder Report

Annual Shareholder Report November 30, 2025

Pinnacle Focused Opportunities ETF

TICKER: FCUS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to Pinnacle Focused Opportunities ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pinnacle Focused Opportunities ETF	$80	0.79%

Cumulative Performance

(Initial Investment of $10,000)

Pinnacle Focused Opportunities ETF - $18,097
Russell 1000 Total Return Index - $18,444
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/29/2022
3/31/2023
7/31/2023
11/30/2023
3/31/2024
7/31/2024
11/30/2024
3/31/2025
7/31/2025
11/30/2025

Annual Performance

Average Annual Returns for the Periods Ended November 30, 2025	1 Year	Since Inception 12/29/2022
Pinnacle Focused Opportunities ETF - at NAV	3.04%	22.52%
Russell 1000 Total Return Index	14.09%	23.32%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.pinnacleetfs.com/fcus/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period (one year ended 11/30/2025) the Fund returned 3.04%.The Fund is an active strategy that reallocates and rebalances its equity holdings monthly.Below are the top 10 holdings that contributed the greatest positive impact and the top 10 that had the greatest negative impact on the Fund.

Top 10 Positive Impact Holdings	Top 10 Negative Impact Holdings

Bloom Energy Corp. - Class A
Robinhood Markets, Inc.- Class A
Palantir Technologies, Inc. - Class A
Western Digital Corp.
Oklo, Inc.
Seagate Technology Holdings PLC
ROBLOX Corp. - Class A
Credo Technology Group Holding Ltd.
Wayfair, Inc. - Class A
Comfort Systems USA, Inc.

Reddit, Inc. - Class A
Astera Labs, Inc.
Duolingo, Inc.
Lumen Technologies, Inc.
Cava Group, Inc.
Affirm Holdings, Inc.- Class A
Comstock Resources, Inc.
Joby Aviation, Inc.
BILL Holdings, Inc.
Texas Pacific Land Corp.

What Factors Influenced Performance?

Primary impact on the Fund over the past year was the drawdown of the Fund from mid-February to the early April equity market lows.The Fund had been allocated to very high beta individual stocks leading up to this period and the drawdown was steep and severe when compared to the overall equity market.(2/19/25-4/8/25: FCUS -38.15%; Russell 1000 Equal Weight Index -17.55%)

The Fund performed well leading up to that time (11/30/24-2/19/25: FCUS 3.06%; Russell 1000 Equal Weight Index -2.36%) and it performed well after that time (4/8/25-11/30/25: FCUS 61.55%; Russell 1000 Equal Weight Index 28.93%) as well.

The Fund did have a period during the early April drawdown where it reduced equity exposure down to 50% as its two market risk algorithms both turned negative.However, it increased equity exposure back up to 75% by the close on April 10 (one market risk algorithm turned back positive quickly) and increased back to full equity exposure by the close on June 30 as the second market risk algorithm turned back positive.The portfolio was fully invested the rest of the time.

Positioning of the Fund

The Fund continues to be fully invested in stocks applicable to its monthly screening/ranking reallocation and rebalancing.As of publication neither market risk algorithm is close to changing to negative.

Pinnacle Focused Opportunities ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$45,871
Number of Holdings	31
Total Advisory Fee	$319,395
Portfolio Turnover Rate	528%

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of total net assets)
Wayfair, Inc. - Class A	4.9
Ciena Corp.	4.9
Seagate Technology Holdings PLC	4.8
Western Digital Corp.	4.8
Micron Technology, Inc.	4.6
Credo Technology Group Holding Ltd.	4.5
Robinhood Markets, Inc. - Class A	4.0
Insmed, Inc.	3.9
Five Below, Inc.	3.6
Teradyne, Inc.	3.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.pinnacleetfs.com/fcus/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Pinnacle Focused Opportunities ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

November 30, 2025

Tidal Trust II

Pinnacle Focused Opportunities ETF	| FCUS | NYSE Arca, Inc.

Pinnacle Focused Opportunities ETF

Schedule of Investments	Pinnacle Focused Opportunities ETF

November 30, 2025

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 7.9%
AeroVironment, Inc. (a)	4,332	$1,210,621
Joby Aviation, Inc. (a)	76,328	1,101,413
Kratos Defense & Security Solutions, Inc. (a)	17,623	1,341,110
		3,653,144

Biotechnology - 3.9%
Insmed, Inc. (a)	8,586	1,783,913

Computers - 12.0%
Pure Storage, Inc. - Class A (a)	12,557	1,117,071
Seagate Technology Holdings PLC	7,956	2,201,346
Western Digital Corp.	13,360	2,182,089
		5,500,506

Diversified Financial Services - 3.4%
SoFi Technologies, Inc. (a)	52,309	1,554,623

Electric - 3.3%
Oklo, Inc. (a)	16,765	1,531,986

Electronics - 2.7%
Amphenol Corp. - Class A	8,724	1,229,212

Engineering & Construction - 6.6%
Comfort Systems USA, Inc.	1,646	1,608,043
Sterling Infrastructure, Inc. (a)	4,102	1,412,360
		3,020,403

Internet - 14.3%
AppLovin Corp. - Class A (a)	1,961	1,175,580
Reddit, Inc. - Class A (a)	6,037	1,306,829
Robinhood Markets, Inc. - Class A (a)	14,354	1,844,345
Wayfair, Inc. - Class A (a)	20,404	2,260,763
		6,587,517

Machinery - Construction & Mining - 3.5%
Bloom Energy Corp. - Class A (a)	14,699	1,605,719

Oil & Gas - 2.7%
HF Sinclair Corp.	23,303	1,232,962

Retail - 3.6%
Five Below, Inc. (a)	10,108	1,666,708

Semiconductors - 15.9%
Advanced Micro Devices, Inc. (a)	4,799	1,043,926
Astera Labs, Inc. (a)	8,373	1,319,333
Lam Research Corp.	7,675	1,197,300

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pinnacle Focused Opportunities ETF

November 30, 2025

Micron Technology, Inc.	8,916	2,108,456
Teradyne, Inc.	8,848	1,609,363
		7,278,378

Software - 2.2%
Cloudflare, Inc. - Class A (a)	4,966	994,243

Telecommunications - 17.9%
AST SpaceMobile, Inc. (a)	22,695	1,275,459
Ciena Corp. (a)	11,026	2,251,619
Corning, Inc.	14,098	1,187,052
Credo Technology Group Holding Ltd. (a)	11,575	2,055,720
Lumen Technologies, Inc. (a)	177,142	1,436,622
		8,206,472
TOTAL COMMON STOCKS (Cost $40,689,813)		45,845,786

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.92% (b)	39,130	39,130
TOTAL MONEY MARKET FUNDS (Cost $39,130)		39,130

TOTAL INVESTMENTS - 100.0% (Cost $40,728,943)		$45,884,916
Liabilities in Excess of Other Assets - (0.0)% (c)		(13,982)
TOTAL NET ASSETS - 100.0%		$45,870,934

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

(c)	Represents less than -0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Pinnacle Focused Opportunities ETF

November 30, 2025

ASSETS:
Investments, at value	$45,884,916
Dividends receivable	16,942
Total assets	45,901,858

LIABILITIES:
Payable to adviser	30,924
Total liabilities	30,924
NET ASSETS	$45,870,934

NET ASSETS CONSISTS OF:
Paid-in capital	$38,923,763
Total distributable earnings	6,947,171
Total net assets	$45,870,934

Net assets	$45,870,934
Shares issued and outstanding (a)	1,400,000
Net asset value per share	$32.76

COST:
Investments, at cost	$40,728,943

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Pinnacle Focused Opportunities ETF

For the Year ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$221,297
Less: Issuance fees	(16)
Total investment income	221,281

EXPENSES:
Investment advisory fee	319,395
Total expenses	319,395
NET INVESTMENT LOSS	(98,114)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,947,171
In-kind redemptions	3,314,057
Net realized gain (loss)	6,261,228
Net change in unrealized appreciation (depreciation) on:
Investments	(6,166,002)
Net change in unrealized appreciation (depreciation)	(6,166,002)
Net realized and unrealized gain (loss)	95,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,888)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Pinnacle Focused Opportunities ETF

	Year ended	Year ended
	November 30,	November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(98,114)	$(65,312)
Net realized gain (loss)	6,261,228	5,217,480
Net change in unrealized appreciation (depreciation)	(6,166,002)	9,175,410
Net increase (decrease) in net assets from operations	(2,888)	14,327,578

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,346,513)	—
Total distributions to shareholders	(4,346,513)	—

CAPITAL TRANSACTIONS:
Shares sold	27,211,252	15,211,290
Shares redeemed	(22,653,370)	(1,910,237)
Net increase (decrease) in net assets from capital transactions	4,557,882	13,301,053

NET INCREASE (DECREASE) IN NET ASSETS	208,481	27,628,631

NET ASSETS:
Beginning of the year	45,662,453	18,033,822
End of the year	$45,870,934	$45,662,453

SHARES TRANSACTIONS
Shares sold	925,000	575,000
Shares redeemed	(825,000)	(75,000)
Total increase (decrease) in shares outstanding	100,000	500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Pinnacle Focused Opportunities ETF

For a share outstanding throughout the periods presented

				Period ended
	Year ended November 30,			November 30,
	2025	2024		2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.12	$22.54		$20.00

INVESTMENT OPERATIONS:
Net investment income(loss)(b)	(0.07)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments (c)	0.93	12.64		2.57
Total from investment operations	0.86	12.58		2.54

LESS DISTRIBUTIONS FROM:
Net investment income	(3.04)	—		—
Net realized gains	(0.18)	—		—
Total distributions	(3.22)	—		—
Net asset value, end of period	$32.76	$35.12		$22.54

TOTAL RETURN (d)	3.04%	55.82%		12.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,871	$45,662		$18,034
Ratio of expenses to average net assets (e)	0.79%	0.79%		0.79%
Ratio of tax expenses to average net assets (e)	—%	0.00	%(f)	0.00	%(f)
Ratio of operational expenses to average net assets excluding tax expenses(e)	0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets (e)	(0.24)%	(0.21)%		(0.13)%
Portfolio turnover rate (d)(g)	528%	493%		441%

(a)	Inception date of the Fund was December 29, 2022.
(b)	Net investment income(loss) per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

 NOTE 1 – ORGANIZATION

The Pinnacle Focused Opportunities ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Pinnacle Family Advisors, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 29, 2022.

The investment objective of the Fund is to seek long-term capital appreciation.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,845,786	$—	$—	$45,845,786
Money Market Funds	39,130	—	—	39,130
Total Investments	$45,884,916	$—	$—	$45,884,916

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of November 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

F.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. or the New York Stock Exchange is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to the tax treatment of redemptions in-kind, deemed distributions from shareholder redemptions, and true up of prior year adjustments. For the year ended November 30, 2025, the following adjustments were made:

Total Distributable
Paid-In Capital	Earnings
$3,642,215	$(3,642,215)

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

Models and Data Risk. The Fund’s portfolio is heavily dependent on proprietary investment models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Sector Risk. At times, based on the Sub-Adviser’s model, the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, equity ETFs, and equity index futures agreements, the

Fund is exposed to equity securities both directly and indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.79%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act , and the Investment Advisory Fee payable to the Adviser ( collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the year ended November 30, 2025 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser.

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023 -07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $207,579,442 and $213,277,654, respectively.

For the year ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Fund were $26,227,690 and $20,416,160, respectively.

 NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended November 30, 2025 and prior fiscal year ended November 30, 2024, were as follows:

Distributions paid from:	November 30, 2025	November 30, 2024
Ordinary Income	$4,102,541	$—
Long-term Capital Gain	243,972	—

As of the fiscal year ended November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$40,815,894
Gross tax unrealized appreciation	7,969,698
Gross tax unrealized depreciation	(2,900,676)
Net tax unrealized appreciation (depreciation)	5,069,022
Undistributed ordinary income (loss)	554,784
Undistributed long-term capital gain (loss)	1,323,365
Total distributable earnings	1,878,149
Other accumulated gain (loss)	—
Total distributable earnings (accumulated losses)	$6,947,171

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the fiscal year ended November 30, 2025, the Fund did not elect to defer any post-October losses or late-year losses.

As of the fiscal year ended November 30, 2025, the Fund did not have long-term capital loss carryovers or short-term capital loss carryovers.

 NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

 NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

 NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 2024. Through evaluation, management has found no implications of these changes on the financial statements.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

November 30, 2025

 NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Pinnacle Focused Opportunities ETF

To the Shareholders of Pinnacle Focused Opportunities ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pinnacle Focused Opportunities ETF (the “Fund”), a series of Tidal Trust II, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from December 29, 2022 (commencement of operations) through November 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 23, 2026

Other Non-Audited Information	Pinnacle Focused Opportunities ETF

November 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Pinnacle Focused Opportunities ETF	3.23%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, were as follows:

Pinnacle Focused Opportunities ETF	3.48%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended November 30, 2025, were as follows:

Pinnacle Focused Opportunities ETF	82.57%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026

* Print the name and title of each signing officer under his or her signature.

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